Business Combination (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Business Combination (Details) [Line Items]
Business combination of rights to receive of shares	920,000	23,000,000
Shares issued	3,491,523	2,876,215
Exercise price (in Dollars per share)		$ 0.01
Forward Purchase Agreement [Member]
Business Combination (Details) [Line Items]
Business combination of aggregate share issued	59,849	1,496,234
Proceeds received from business combination (in Dollars)	$ 5.1	$ 5.1
Promissory Note [Member]
Business Combination (Details) [Line Items]
Number of warrant purchase	12,000	300,000
Exercise price (in Dollars per share)	$ 0.25	$ 0.01
Secured Promissory Note Agreement [Member]
Business Combination (Details) [Line Items]
Number of warrant purchase	4,000	100,000
Exercise price (in Dollars per share)	$ 287.5	$ 11.5
Forward Purchase Agreement [Member]
Business Combination (Details) [Line Items]
Business combination of consideration obligation of share purchase	111,862	2,796,554
Business combination of consideration maximum limit of share purchase	111,862	2,796,554
Number of share purchased	52,013	1,300,320
Common Stock [Member]
Business Combination (Details) [Line Items]
Exchanged for shares		57,500,000
Shares issued	9,000	225,000
Closing shares	2,300,000
Class A Common Stock [Member]
Business Combination (Details) [Line Items]
Exchanged for shares	92,000	2,300,000
Business combination of rights to receive of shares	1	1
Common Stock Subject to Possible Redemption [Member]
Business Combination (Details) [Line Items]
Exchanged for shares	5,086	127,142
Sponsor [Member] | Class A Common Stock [Member]
Business Combination (Details) [Line Items]
Exchanged for shares	342,267	8,556,667